Leases - Summary of Movements in Right of Use Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of quantitative information about right-of-use assets [line items]
At the beginning of the financial year	$ 3,350	$ 3,047
Additions	866	1,252
Remeasurements of index-linked freight contracts	(369)	(59)
Depreciation expensed during the period	(975)	(781)
Depreciation classified as exploration	(3)	(19)
Impairments for the year	(7)	(32)
Divestment and demerger of subsidiaries and operations	(429)
Transfers and other movements	(72)	(58)
At the end of the financial year	2,361	3,350
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
At the beginning of the financial year	5,290
At the end of the financial year	5,052	5,290
Accumulated depreciation, amortisation and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
At the beginning of the financial year	(1,940)
At the end of the financial year	(2,691)	(1,940)
Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
At the beginning of the financial year	638	689
Additions	41	25
Depreciation expensed during the period	(103)	(111)
Impairments for the year	(7)	(30)
Divestment and demerger of subsidiaries and operations	(116)
Transfers and other movements	(1)	65
At the end of the financial year	452	638
Land and buildings [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
At the beginning of the financial year	897
At the end of the financial year	745	897
Land and buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
At the beginning of the financial year	(259)
At the end of the financial year	(293)	(259)
Plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
At the beginning of the financial year	2,712	2,358
Additions	825	1,227
Remeasurements of index-linked freight contracts	(369)	(59)
Depreciation expensed during the period	(872)	(670)
Depreciation classified as exploration	(3)	(19)
Impairments for the year		(2)
Divestment and demerger of subsidiaries and operations	(313)
Transfers and other movements	(71)	(123)
At the end of the financial year	1,909	2,712
Plant and equipment [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
At the beginning of the financial year	4,393
At the end of the financial year	4,307	4,393
Plant and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
At the beginning of the financial year	(1,681)
At the end of the financial year	$ (2,398)	$ (1,681)